Share-based Compensation - Hutchmed Share Option Activity (Details) - Hutchmed Share Option Scheme - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation
Weighted average grant date fair value of share options (in US$ per share)		$ 1.14	$ 0.85
Number of share options
Outstanding as at beginning of period (in shares)		39,521,395	37,190,590
Granted (in shares)		1,221,900	7,680,820
Exercised (in shares)		(6,480,930)	(244,490)
Cancelled (in shares)		(2,832,340)	(3,849,905)
Expired (in shares)		(1,893,370)	(1,255,620)
Outstanding as at end of period (in shares)		29,536,655	39,521,395	37,190,590
Vested and exercisable (in shares)		18,198,170	21,113,285
Weighted average exercise price in US$ per share
Outstanding balance as at beginning of period (in US$ per share)		$ 4.34	$ 4.88
Granted (in US$ per share)		2.50	2.26
Exercised (in US$ per share)		2.30	1.98
Cancelled (in US$ per share)		4.61	5.19
Expired (in US$ per share)		5.55	5.66
Outstanding balance as at end of period (in US$ per share)		4.57	4.34	$ 4.88
Vested and exercisable (in US$ per share)		$ 5.10	$ 4.57
Weighted average remaining contractual life (years)
Outstanding (in years)		6 years 8 months 1 day	6 years 6 months 18 days	7 years 14 days
Vested and exercisable (in years)		5 years 10 months 28 days	4 years 9 months 18 days
Aggregate intrinsic value in US$'000
Outstanding (in US$'000)		$ 9,924	$ 11,525	$ 82,377
Vested and exercisable (in US$'000)		$ 1,753	$ 6,288
Executive Director
Share-based Compensation
Vesting period	3 years
Weighted average grant date fair value of share options (in US$ per share)	$ 0.24
Number of share options
Granted (in shares)	861,220
Executive Director | ADS
Number of share options
Granted (in shares)	172,244